Regulatory Capital (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Undivided profits	$ 1,160,434	$ 1,029,032
Dividend paid to parent company	250,000	250,000
First Tennessee Bank National Association
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Undivided profits	869,100
Positive (negative) amount available for dividend payments	$ (156,700)
Percent of capital stock and surplus threshold for credit extension to parent and certain financial subsidiaries	10.00%
Maximum amount of credit bank may extend to parent and certain financial institutions	$ 388,200
Percent of capital stock and surplus threshold for credit extension to affiliates	20.00%
Maximum amount of credit bank may extend to all affiliates	$ 766,300
First Horizon National Corporation
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Covered transactions	900
FTN Financial Securities Corporation
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total equity investment from FTBNA	360,700
All Affiliates Member
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Covered transactions	361,700
Minimum | First Tennessee Bank National Association
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cash reserve required	278,400	259,200
Vault cash included in cash reserves	$ 255,200	$ 158,900
Subsequent Event | First Tennessee Bank National Association
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Positive (negative) amount available for dividend payments			$ 51,100